Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of Consolidated Statement of Profit and Loss

Recognized in the Consolidated Statement of Profit and Loss

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Current tax
Current tax on loss for the period	801	569	(3,457)
Adjustments to tax in respect of previous periods	31	4,070	(2,102)
Total current tax	832	4,639	(5,559)

Deferred tax
Origination and reversal of timing differences	(2,306)	—	—
Total deferred tax	(2,306)	—	—

Tax (benefit) provision	(1,474)	4,639	(5,559)

Schedule of Analysis of Tax Recognized in the Consolidated Statement of Profit and Loss

Analysis of tax recognized in the Consolidated Statement of Profit and Loss

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Loss before tax	(375,985)	(183,391)	(145,846)
Tax on loss on ordinary activities at standard CT rate (19.00%)	(71,437)	(34,844)	(27,711)
State and local income taxes, net of federal benefit	(320)	—	—
Benefit of foreign operations	(218)	—	—
Deferred tax not recognized	38,563	31,271	25,552
Expenses not deductible for tax purposes	33,512	4,142	187
Non-taxable income	(11,003)	—	—
Change in fair value of warrants	8,903	—	—
Tax arising on share in associates	495	—	—
Adjustments to tax in respect of previous periods	31	4,070	(2,102)
All other, net	—	—	(1,485)
Tax (benefit) provision	(1,474)	4,639	(5,559)